Warrant liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Warrant liabilities	Warrant liabilitiesAs mentioned in Note 4, as part of the SPAC Transaction, 13,799,948 Public Warrants and 9,360,000 Private Placement Warrants issued by Spartan have been assumed by the Group. At December 31, 2022, the Group had 13,799,948 Public
Warrants and no Private Placement Warrants outstanding, after the Private Placement Warrants holders exercised all their warrants on April 15, 2022.
Public Warrants entitle the holder to convert each warrant into one ordinary share of the Company of €0.12 par value at an exercise price of $11.50 (€10.80)[5], and can be exercised starting 30 days after the SPAC Transaction. The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants, with the exception that as long as the Private Placement Warrants are held by Spartan, they may be exercised for cash or on a cashless basis, and they cannot be transferred, assigned, or sold until 30 days after the Business Combination.
The cashless basis exercise entitles the Private Placement Warrants holders to convert the warrants into a number of Allego ordinary shares of €0.12 par value equal to the quotient obtained by dividing the product of the number of ordinary shares of Allego underlying the warrants and the excess of the fair market value over the exercise price of the warrants by the fair market value. For the purpose of the calculation above, the fair market value shall mean the average last reported sale price of the ordinary shares of Allego for the ten trading days ending on the third trading day prior to the date on which notice of exercise of the warrant is given.
Until warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will expire on March 16, 2027, five years after the SPAC Transaction, or earlier upon redemption or liquidation in accordance with their terms.
As there are no elements in the warrant agreements that give the Group the possibility to prevent the warrant owners to convert their warrants within twelve months, the Group has classified the warrant liabilities as current liabilities.
Exercise of warrants
On April 15, 2022, all the Private Placement Warrants were exercised on a cashless basis, and the Private Placement Warrants holders received 1,334,949 ordinary shares of the Company. The Private Placement Warrants had a fair value of €13,854 thousand on the exercise date. For further details regarding the Private Placement Warrants exercise refer to Note 23.
There were no Public Warrants exercised during the year ended December 31, 2022.

.Movements in warrant liabilities
The financial liabilities for the warrants are accounted for at fair value through profit or loss. For further details on the assumptions and models used for estimating the fair value of the derivative warrants refer to Note 31.
During the year ended December 31, 2022 the Group recognized a total net fair value gain of €27,103 thousand (2021: € nil) in relation to both the Public Warrants and the Private Placement Warrants, in the consolidated statement of profit or loss, within finance income/(costs).
[5] Translated at the EUR/USD Exchange rate as at December 31, 2022.

Movements in the warrant liabilities for the year ended December 31, 2022 are summarized as follows:

	Public Warrants		Private Placement Warrants		Total
	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)
As at January 1, 2022	—	—	—	—	—	—
Warrants assumed on Transaction date	13,799,948	21,260	9,360,000	20,993	23,159,948	42,253
Warrants exercised	—	—	(9,360,000)	(13,854)	(9,360,000)	(13,854)
Change in fair value of warrant liabilities	—	(19,964)	—	(7,139)	—	(27,103)
As at December 31 , 2022	13,799,948	1,296	—	—	13,799,948	1,296